Derivative instruments - Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) (Details) - Cash Flow Hedging - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Accumulated OCI on Derivative	$ 23,668	$ 71,390	$ (6,028)
(Gain) Loss Reclassified from Accumulated OCI into income (loss)	(6,939)	(57,845)	(356)
Forward contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Accumulated OCI on Derivative	1,366	904	(10)
(Gain) Loss Reclassified from Accumulated OCI into income (loss)	507	(1,895)	(711)
Cross-currency interest rate swap
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Accumulated OCI on Derivative	23,802	55,124	(8,506)
(Gain) Loss Reclassified from Accumulated OCI into income (loss)	(8,564)	(37,376)	2,056
Call Spread
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Accumulated OCI on Derivative	(2,593)	6,758	4,377
(Gain) Loss Reclassified from Accumulated OCI into income (loss)	1,915	(18,153)	(3,561)
Coupon-only swap
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Accumulated OCI on Derivative	1,093	8,604	(1,889)
(Gain) Loss Reclassified from Accumulated OCI into income (loss)	$ (797)	$ (421)	$ 1,860